EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Westwood SmallCap Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (SEC Accession No. 0001398344-20-019594), in interactive data format.